Intangible Assets - Schedule of Intangible Assets, Net (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 462	$ 519	$ 461
Accumulated Amortization	(197)	(177)	(124)
Net Value	265	341	337
Patents/Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Gross Value	462	519	461
Accumulated Amortization	(197)	(177)	(124)
Net Value	$ 265	$ 341	$ 337
Weighted Average Remaining Amortization Period (In Years)	5 years 6 months	6 years 3 months 18 days	7 years